Advance to Suppliers (Tables)	6 Months Ended
Jun. 30, 2025
Advance to Suppliers [Abstract]
Schedule of Advance to Suppliers

Advance to suppliers consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Advance to suppliers	17,789	14,251	1,990
Less: allowance for expected credit losses	(8,323)	(4,443)	(621)
	9,466	9,808	1,369

Schedule of Allowance for Doubtful Accounts	An analysis of the expected credit losses was as follows:
	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Balance at beginning of the period	(8,472)	(8,323)	(1,163)
Additional reversal for expected credit losses	149	3,880	542
Balance at the end of the period	(8,323)	(4,443)	(621)